UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 65 East, 55th Street, 32nd Floor

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     Gregory S. Rubin     New York, NY     February 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $146,244,889 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109  8544000   300000 SH       SOLE                   300000        0
CBS CORP NEW                   CL B             124857202  5270480   169034 SH       SOLE                   169034        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102  7108000   200000 SH       SOLE                   200000        0
COMCAST CORP NEW               CL A             20030N101  7423941   175673 SH       SOLE                   175673        0
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105  5460000   300000 SH       SOLE                   300000        0
EATON VANCE SR FLTNG RTE TR    COM              27828Q105  3777078   204498 SH       SOLE                   204498        0
EXCO RESOURCES INC             COM              269279402  1268250    75000 SH       SOLE                    75000        0
IDEARC INC                     COM              451663108   296126    10336 SH       SOLE                    10336        0
KINDER MORGAN INC KANS         COM              49455P101  4230000    40000 SH       SOLE                    40000        0
LOUISIANA PAC CORP             COM              546347105  5382500   250000 SH       SOLE                   250000        0
NEWS CORP                      CL A             65248E104  2148000   100000 SH       SOLE                   100000        0
R H DONNELLEY CORP             COM NEW          74955W307 10977750   175000 SH       SOLE                   175000        0
SAVVIS INC                     COM NEW          805423308 40950514  1146752 SH       DEFINED               1146752        0
SCOTTISH RE GROUP LIMITED      SHS              G73537410 10333968  1935200 SH       DEFINED               1935200        0
SPDR TR                        UNIT SER 1       78462F103  2850000     7500 SH  Put  SOLE                     7500        0
SPRINT NEXTEL CORP             COM FON          852061100  4265456   225805 SH       SOLE                   225805        0
STMICROELECTRONICS N V         NY REGISTRY      861012102  1472000    80000 SH       SOLE                    80000        0
STONE ENERGY CORP              COM              861642106  1767500    50000 SH       SOLE                    50000        0
TIME WARNER INC                COM              887317105  3653355   167739 SH       SOLE                   167739        0
TRONOX INC                     CL A             897051108  1998750   125000 SH       SOLE                   125000        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106  2747135   106190 SH       SOLE                   106190        0
VERIZON COMMUNICATIONS         COM              92343V104  7700487   206780 SH       SOLE                   206780        0
VIACOM INC NEW                 CL A             92553P102  4529999   110407 SH       SOLE                   110407        0
WILLIAMS COS INC DEL           COM              969457100  2089600    80000 SH       SOLE                    80000        0